Long-term Debt and Short-term Borrowings (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Long-term Debt and Short-term Borrowings
Long-term debt

	Yen (millions)
	2011	2010
Unsecured Straight bond, due 2011, interest 1.64%	100,000	100,000
Unsecured Straight bond, due 2012, interest 1.14%	100,000	100,000
Unsecured Straight bond, due 2013, interest 0.38%	150,000	—
Unsecured Straight bond, due 2014, interest 1.404%	200,000	200,000
Unsecured Straight bond, due 2016, interest 0.752%	200,000	—
Unsecured Straight bond, due 2018, interest 1.081%	150,000	—
Unsecured Straight bond, due 2019, interest 2.05%	100,000	100,000
Unsecured Straight bonds issued by subsidiaries, due 2010 - 2019, interest 0.53% - 2.02%	162,407	182,406
Unsecured bank loans, due 2010 - 2015, effective interest 1.1% in fiscal 2011 and 1.1% in fiscal 2010	259,801	404,318
Secured bank loans by subsidiaries, due 2010 - 2023, effective interest 1.91% in fiscal 2011 and 2.04% in fiscal 2010	3,473	4,558
Capital lease obligations	110,177	144,770

	1,535,858	1,236,052
Less current portion	373,571	207,124

	1,162,287	1,028,928

Schedule of Aggregate Maturities of Long Term Debt

Year ending March 31	Yen (millions)
2012	373,571
2013	221,641
2014	285,429
2015	100,747
2016	249,328
2017 and thereafter	305,142